SCOPE OF CONSOLIDATION - List of Subsidiaries (Details)		12 Months Ended
	Jul. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
ArcelorMittal Brasil S.A. | Votorantim S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	2.92%
ArcelorMittal Dofasco G.P. | North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal México S.A. de C.V. | North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Long Products Canada G.P. | North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Calvert LLC | North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Texas HBI LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)		20.00%	20.00%
ArcelorMittal Texas HBI LLC | North America
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		80.00%
ArcelorMittal Brasil S.A. | Brazil and neighboring countries ("Brazil")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
Acindar Industria Argentina de Aceros S.A. | Brazil and neighboring countries ("Brazil")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Pecém | Brazil and neighboring countries ("Brazil")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal France S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Belgium N.V. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal España S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		99.85%
ArcelorMittal Flat Europe S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Poland S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Eisenhüttenstadt GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Bremen GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Méditerranée S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Belval & Differdange S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Hamburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal Duisburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
ArcelorMittal International Luxembourg S.A. | Sustainable Solutions
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		100.00%
AM Green Energy India Private Limited
Disclosure of subsidiaries [line items]
Right to variable returns (in percent)		1
AM Green Energy India Private Limited | Sustainable Solutions
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		74.00%
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)		15.00%	15.00%
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC") | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		85.00%
ArcelorMittal Liberia Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)		15.00%	15.00%
ArcelorMittal Liberia Ltd | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		85.00%
ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		53.05%
Proportion of ownership interests held by non-controlling interests (in percent)		30.78%	30.78%
ArcelorMittal South Africa Ltd. ("AMSA") | Others
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		69.22%
PJSC ArcelorMittal Kryvyi Rih ("AMKR")
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)		4.87%	4.87%
PJSC ArcelorMittal Kryvyi Rih ("AMKR") | Others
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		95.13%